NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS	12 Months Ended
Dec. 31, 2018
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS
NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

34.    NOTES TO THE CONSOLIDATED STATEMENT OF CASH FLOWS

(a)Reconciliation of profit before taxation to cash generated from operations

	Notes	2016	2017	2018
Cash flows generated from operating activities
Profit before income tax		1,620,689	3,049,010	2,303,511

Adjustments for:
Share of profits and losses of joint ventures	9(a)	95,508	(8,151)	199,452
Share of profits and losses of associates	9(b)	(115,091)	165,249	(39,335)
Depreciation of property, plant and equipment	6	6,590,248	6,554,775	7,499,322
Depreciation of investment properties	7	1,426	14,105	22,229
Gain on disposal of other property, plant and equipment and land use rights, net	27	(245,451)	(76,739)	(101,098)
Gain on disposal of Environmental Protection Assets		(571,270)	—	—
Impairment losses on property, plant and equipment	6	57,080	16,200	7,450
Impairment losses of intangible assets	5	—	8,134	—
Amortization of intangible assets	5	244,361	275,877	295,629
Amortization of land use rights	8	99,724	91,579	107,809
Amortization of prepaid expenses included in other non-current assets		64,918	127,793	130,148
Realized and unrealized losses/(gains) on futures, option and forward contracts	27	1,135,682	155,024	(141,459)
Gain on previously held equity interest remeasured at acquisition-date fair value	27	—	(117,640)	(748,086)
Gain on disposals and deemed disposals of subsidiaries	27	—	(325,022)	(3,517)
Loss on disposal of investments in associates	27	(128,833)	—	1,904
Gain on disposal of and dividends from equity investments	27	(140,929)	(79,408)	(109,914)
Receipt of government subsidies		(207,146)	(202,359)	(158,109)
Interest income		(353,619)	(183,015)	—
Finance costs	28	5,019,908	5,203,422	4,882,496
Change in special reserve		9,839	58,743	6,605
Others		55	(16,950)	75,380

		13,177,099	14,710,627	14,230,417
Changes in working capital:
Decrease/(increase) in inventories		2,398,030	(2,662,507)	1,194,454
Increase in trade and notes receivables		(3,655,735)	(1,961,968)	(2,486,201)
Decrease in other current assets		3,463,799	1,275,535	916,681
(Increase)/decrease in restricted cash		(264,508)	(137,745)	530,284
(Increase)/decrease in other non-current assets		(132,203)	(422,845)	425,768
(Decrease)/increase in trade and notes payables		(3,405,737)	1,599,294	(5,660)
Increase/(decrease) in other payables and accrued liabilities		73,357	1,672,658	(945,270)
Increase in other non-current liabilities		11,105	81,878	105,386

Cash generated from operations		11,665,207	14,154,927	13,965,859

PRC corporate income taxes paid		(55,898)	(949,355)	(947,683)

Net cash generated from operating activities		11,609,309	13,205,572	13,018,176

Non-cash transactions of investing activities and financing activities
Capital injection to an associate and joint ventures by non-cash assets		371,051	186,450	—
Equity exchange arrangement (note 18(b))		—	—	10,735,214
Endorsement of notes receivables accepted from the sale of goods or services for purchase of property, plant and equipment		1,568,488	372,816	2,384,046
Acquisition of businesses at non-cash consideration		—	50,058	70,087
Finance lease		—	44,342	113,305

(b)      Reconciliation of liabilities arising from financing activities

The table below details changes in the Group’s liabilities from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are liabilities for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statement of cash flows as cash flows from financing activities.

			Financial	Financial
			liabilities	Liabilities
	Financial		included in other	included in
	liabilities at fair		current payables	other non-	Interest bearing
	value through	Trade and	and accrued	current	loans and
	profit or loss	notes payables	expenses	liabilities	borrowings	Total
As at January 1, 2017	3,575	11,532,163	9,793,534	789,720	105,968,641	128,087,633

Net cash generated from operating activities	—	1,361,087	1,253,220	—	—	2,614,307

Net cash flows from/(used in) investing activities	85,851	(530,457)	640,157	(73,701)	2,400,464	2,522,314

Payment of upfront interest of gold leasing arrangement	—	—	—	—	7,804,083	7,804,083
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	—	—	—	3,478,550	3,478,550
Repayments of medium-term notes and short-term bonds	—	—	—	—	(16,300,000)	(16,300,000)
Repayments of gold leasing arrangement	—	—	—	—	(4,000,000)	(4,000,000)
Drawdown of short-term and long-term bank and other loans	—	—	—	—	83,758,749	83,758,749
Repayments of short-term and long-term bank and other loans	—	—	—	—	(78,866,459)	(78,866,459)
Proceeds from finance lease, net of deposit and transaction costs	—	—	—	—	1,000,036	1,000,036
Capital elements of finance lease rental payment	—	—	—	—	(2,462,250)	(2,462,250)
Dividends paid by subsidiaries to non-controlling shareholders	—	—	2,446	—	—	2,446
Amortization of unrecognized finance expenses and interest expense	—	—	—	16,352	398,371	414,723
Interest paid	—	—	(278,084)	—	—	(278,084)
Reclassification	—	—	(36,690)	36,690	—	—
Net cash (used in)/ generated from financing activities	—	—	(312,328)	53,042	(5,188,920)	(5,448,206)

Net foreign exchange differences	—	(2,352)	(11,347)	—	90,588	76,889

As at December 31, 2017	89,426	12,360,441	11,363,236	769,061	103,270,773	127,852,937

			Financial	Financial
			liabilities	liabilities
	Financial		included in other	included in
	liabilities at fair		current payables	other non-	Interest bearing
	value through	Trade and	and accrued	current	loans and
	profit or loss	notes payables	expenses	liabilities	borrowings	Total
As at January 1, 2018	89,426	12,360,441	11,363,236	769,061	103,270,773	127,852,937

Net cash generated from operating activities	—	(5,660)	(669,353)	—	—	(675,013)

Net cash flows from/(used in) investing activities	(87,660)	1,646,299	(193,345)	—	7,197,213	8,562,507
Payment of upfront interest of gold leasing arrangement	—	—	—	—	2,323,105	2,323,105
Proceeds from issuance of short-term bonds and medium-term notes, net of issuance costs	—	—	—	—	13,185,034	13,185,034
Repayments of medium-term notes and short-term bonds	—	—	—	—	(21,815,000)	(21,815,000)
Repayments of gold leasing arrangement	—	—	—	—	(7,519,283)	(7,519,283)
Drawdown of short-term and long-term bank and other loans	—	—	—	—	76,899,591	76,899,591
Repayments of short-term and long-term bank and other loans	—	—	(1,000,000)	—	(69,546,537)	(70,546,537)
Proceeds from finance lease, net of deposit and transaction costs	—	—	—	—	1,204,843	1,204,843
Capital elements of finance lease rental payment	—	—	—	—	(3,915,404)	(3,915,404)
Dividends paid by subsidiaries to non-controlling shareholders	—	—	277,771	—	—	277,771
Amortization of unrecognized finance expenses and interest expense	—	—	—	6,090	521,295	527,385
Interest paid	—	—	(449,835)	(24,736)	(85,579)	(560,150)
Reclassification	—	—	(90,644)	90,644	—	—
Net cash (used in)/ generated from financing activities	—	—	(1,262,708)	71,998	(8,747,935)	(9,938,645)

Net foreign exchange differences	—	6,520	14,095	—	917	21,532

As at December 31, 2018	1,766	14,007,600	9,251,925	841,059	101,720,968	125,823,318